Note 19 - Accounts payable, accrued liabilities and other payables	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
19 Accounts payable, accrued liabilities and other payables

	As of December 31,
	2011	2012
	$	$

Accounts payable	2,092,530	3,355,395
Accrued payroll and welfare benefits	1,597,117	1,854,812
Accrued professional and consulting fees	755,963	405,478
Accrued VAS content fees	5,330,287	3,093,902
Accrued expenses	3,754,093	6,828,420
Other payables	1,450,555	867,940
Total	14,980,545	16,405,947